List of subsidiaries are as follows (Details Narrative) - USD ($)		6 Months Ended		11 Months Ended	12 Months Ended
	Feb. 06, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Nov. 06, 2024	Jul. 24, 2024	Jul. 04, 2024	Apr. 11, 2024
IfrsStatementLineItems [Line Items]
Number of ordinary per share				$ 1
Number of ordinary shares issued and fully paid				1
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Profit (loss)		$ 1,340,814	$ 1,262,031		$ 2,624,738	$ 2,391,161
Working capital deficits				$ 5,998,779	5,998,779	3,771,077
Equity		$ (2,364,334)	$ (327,309)	$ 1,115,916	$ 1,115,916	(1,450,992)
Share price				$ 0.00001	$ 0.00001						$ 0.00001
Alps Life Science Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	57,524,504
Alps Life Science Inc [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Place of incorporation					Investment in biotech, biohacking and pharmaceutical businesses
Profit (loss)					$ 31,156	$ (21,809)
Proportion of ownership interest in associate	40.50%				40.50%	40.50%
Alps Life Science Inc [Member] | Cilo Cybin Holdings Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	28,762,252
Share price	$ 0.90
Alps Life Science Inc [Member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired								53.00%	1.00%	46.00%
Alps Global Holding Berhad [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Alps Global Holding Berhad			Alps Global Holding Berhad
Date of acquisition		June 11, 2024			June 11, 2024
Place of incorporation		Malaysia			Malaysia
Effective interest rate		100.00%	100.00%		100.00%
Place of incorporation		Investment holding company			Investment holding company
ALPS Biotech Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Alps Biotech Sdn. Bhd.			Alps
Date of acquisition		May 9, 2019			May 9, 2019
Place of incorporation		Malaysia			Malaysia
Effective interest rate		95.00%	95.00%		95.00%	95.00%
Place of incorporation		Investment advisory services, leasing of intellectual property and research and development on medical sciences			Investment advisory services, leasing of intellectual property and research and development on medical sciences
Alpscap Berhad [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Alpscap Berhad			Alpscap Berhad
Date of acquisition		April 11, 2018			April 11, 2018
Place of incorporation		Malaysia			Malaysia
Effective interest rate		51.00%	51.00%		51.00%	51.00%
Place of incorporation		Investment holding			Investment holding
ALPS Wellness Centre Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Alps Wellness Centre Sdn. Bhd.			Alps Wellness Centre Sdn. Bhd.
Date of acquisition		March 31, 2021			March 31, 2021
Place of incorporation		Malaysia			Malaysia
Effective interest rate		100.00%	100.00%		100.00%	100.00%
Place of incorporation		Business of health screening, beauty aesthetics and to act as wellness centre			Business of health screening, beauty aesthetics and to act as wellness centre
Celestialab Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Celestialab Sdn. Bhd.			Celestialab Sdn. Bhd.
Date of acquisition		February 7, 2018			February 7, 2018
Place of incorporation		Malaysia			Malaysia
Effective interest rate		100.00%	100.00%		100.00%		100.00%
Place of incorporation		Medical research, cultivating and manufacturing stem cells			Medical research, cultivating and manufacturing stem cells
Celebre Pro Medic Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Celebre Pro Medic Sdn. Bhd.			Celebre Pro Medic Sdn. Bhd.
Date of acquisition		July 15, 2020			July 15, 2020
Place of incorporation		Malaysia			Malaysia
Effective interest rate		100.00%	100.00%		100.00%	100.00%
Place of incorporation		Business of beauty, healthcare consultancy and therapist			Business of beauty, healthcare consultancy and therapist
Mont Life (M) Sdn. Bhd. [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Mont Life (M) Sdn. Bhd.			Mont Life (M) Sdn. Bhd.
Date of acquisition		July 6, 2020			July 6, 2020
Place of incorporation		Malaysia			Malaysia
Effective interest rate		100.00%	100.00%		100.00%	100.00%
Place of incorporation		Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties			Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties
Mygenome Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Mygenome Sdn. Bhd.			Mygenome Sdn. Bhd.
Date of acquisition		November 27, 2018			November 27, 2018
Place of incorporation		Malaysia			Malaysia
Effective interest rate		99.00%	99.00%		99.00%	99.00%
Place of incorporation		Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments			Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments
TMC Global Holdings Sdn. Bhd. [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		TMC Global Holdings Sdn. Bhd.			TMC Global Holdings Sdn. Bhd.
Date of acquisition		July 15, 2020			July 15, 2020
Place of incorporation		Malaysia			Malaysia
Effective interest rate		100.00%	100.00%		100.00%	100.00%
Place of incorporation		Beauty and health care consultants			Beauty and health care consultants
Alps Insurance PCC INC [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Name of company		Alps Insurance PCC INC			Alps Insurance PCC INC
Date of acquisition		April 10, 2024			April 10, 2024
Place of incorporation		Labuan			Labuan
Effective interest rate		51.00%	51.00%		51.00%	51.00%
Place of incorporation		Licensed Labuan insurance captive			Licensed Labuan insurance captive